Schedule of investments
Delaware Ivy VIP Global Growth
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.04%Δ
Austria − 1.05%
Mondi	72,081	$ 1,207,059
		1,207,059
Brazil − 1.03%
Banco do Brasil	127,149	1,195,212
		1,195,212
Canada − 4.12%
Canadian Natural Resources	47,812	3,092,002
Canadian Pacific Kansas City	22,415	1,666,128
		4,758,130
China − 4.21%
China Mengniu Dairy †	561,000	1,880,519
H World Group ADR †	36,095	1,423,226
Tencent Holdings	40,000	1,564,050
		4,867,795
Denmark − 1.74%
Genmab †	5,651	2,009,045
		2,009,045
France − 9.26%
Airbus	18,986	2,548,863
BNP Paribas	32,382	2,068,874
LVMH Moet Hennessy Louis Vuitton	2,368	1,793,556
Thales	12,358	1,739,017
TotalEnergies	15,349	1,011,150
Vinci	13,809	1,533,246
		10,694,706
Germany − 2.98%
Deutsche Telekom	100,882	2,119,071
RWE	35,458	1,317,702
		3,436,773
Hong Kong − 1.17%
Prudential	125,053	1,356,106
		1,356,106
India − 3.79%
ICICI Bank	116,770	1,338,532
NTPC	571,707	1,690,517
State Bank of India	186,893	1,347,099
		4,376,148
Italy − 1.56%
Ferrari	6,086	1,799,708
		1,799,708
Japan − 5.37%
Asahi Group Holdings	38,300	1,432,662
ITOCHU	37,800	1,367,417
Mitsubishi UFJ Financial Group	254,700	2,161,985
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
ORIX	66,400	$ 1,241,001
		6,203,065
Netherlands − 0.91%
Shell	32,637	1,052,589
		1,052,589
Taiwan − 1.82%
Taiwan Semiconductor Manufacturing	129,000	2,103,506
		2,103,506
United Kingdom − 3.49%
AstraZeneca	14,230	1,927,532
Reckitt Benckiser Group	29,827	2,108,548
		4,036,080
United States − 55.54%
Abbott Laboratories	11,380	1,102,153
Alphabet Class A †	26,623	3,483,886
Amazon.com †	30,885	3,926,101
Apple	19,462	3,332,089
Aptiv †	18,125	1,786,944
Biogen †	4,420	1,135,984
Casey's General Stores	5,000	1,357,600
ConocoPhillips	22,700	2,719,460
Danaher	5,848	1,450,889
Darden Restaurants	12,097	1,732,532
Eli Lilly & Co.	4,162	2,235,535
Howmet Aerospace	38,460	1,778,775
Ingersoll Rand	28,643	1,825,132
Intercontinental Exchange	12,389	1,363,038
Intuit	5,030	2,570,028
KLA	3,539	1,623,198
Mastercard Class A	7,705	3,050,487
Microchip Technology	20,859	1,628,045
Microsoft	15,093	4,765,615
Morgan Stanley	18,754	1,531,639
Netflix †	3,044	1,149,414
NVIDIA	4,631	2,014,439
Pinterest Class A †	89,072	2,407,616
Procter & Gamble	15,241	2,223,052
Salesforce †	9,383	1,902,685
Seagate Technology Holdings	31,310	2,064,894
Thermo Fisher Scientific	2,793	1,413,733
UnitedHealth Group	4,767	2,403,474
VeriSign †	9,085	1,839,985
Vertex Pharmaceuticals †	6,756	2,349,331
		64,167,753
Total Common Stocks (cost $94,967,420)		113,263,675

NQ- IV096 [0923] 1123 (3218098)    1

Schedule of investments
Delaware Ivy VIP Global Growth   (Unaudited)
	Number of shares	Value (US $)

Preferred Stock – 1.21%
Brazil − 1.21%
Petroleo Brasileiro 11.20% ω	203,217	$ 1,393,982
Total Preferred Stock (cost $1,234,774)		1,393,982

Short-Term Investments – 0.17%
Money Market Mutual Funds – 0.17%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	49,753	49,753
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	49,753	49,753
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	49,753	49,753
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	49,752	49,752
Total Short-Term Investments (cost $199,011)		199,011

Total Value of Securities−99.42% (cost $96,401,205)		114,856,668
Receivables and Other Assets Net of Liabilities — 0.58%		675,540
Net Assets Applicable to 40,233,156 Shares Outstanding — 100.00%	$115,532,208

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV096 [0923] 1123 (3218098)